Compensation Related Costs, Share Based Payments (Details) - Restricted Stock Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	864,000	1,541,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Grant Date Fair Value	$ 5.70	$ 4.74
Number of shares or units granted equity based compensation awards	32,000	344,000	377,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 9.27	$ 9.59	$ 5.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised	709,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised, Average Grant Date Fair Value	$ 3.79
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	292,000	704,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 8.18	$ 6.39
Vested restricted stock (in shares)	444,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 5.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Number	572,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Weighted Average Grant Date Fair Value	$ 4.43
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 7.8
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Aggregate Intrinsic Value	$ 5.2
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	355,770	278,188	362,113
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 3.1	$ 2.5	$ 2.1
Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	175,760
Number of shares or units granted equity based compensation awards	112,026	47,150	71,887
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Number	61,788
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	51,643	92,775	86,754